Offerings	Dec. 15, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, $0.0001 par value, and one right to receive one-fifth (1/5) of one ordinary share
Amount Registered | shares	1,380,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 13,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,905.78
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 180,000 units, consisting of 180,000 ordinary shares and 180,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
(5)	Includes 27,600 shares which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.0001 par value, included as part of the units
Amount Registered | shares	1,380,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 180,000 units, consisting of 180,000 ordinary shares and 180,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
(5)	Includes 27,600 shares which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the rights included as part of the units
Amount Registered | shares	276,000
Maximum Aggregate Offering Price	$ 2,760,000.00
Amount of Registration Fee	$ 381.16
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 180,000 units, consisting of 180,000 ordinary shares and 180,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
(5)	Includes 27,600 shares which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative Shares
Amount Registered | shares	27,600
Maximum Aggregate Offering Price	$ 276,000.00
Amount of Registration Fee	$ 38.12
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 180,000 units, consisting of 180,000 ordinary shares and 180,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
(5)	Includes 27,600 shares which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.